S000000286 [Member] Investment Objectives and Goals - Nuveen All-American Municipal Bond Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen All-American Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.